Summary of Significant Accounting Policies - Foreign Currency Exchange Gains and Losses Included in Other Income (Expense), Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Summary Of Significant Accounting Policies Foreign Currency Exchange Gains And Losses Included In Other Income Expense Net [Abstract]
Exchanges (losses) gains, net	$ (38.8)	$ (14.4)	$ 21.8